Financial instruments - Exposure to credit risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Financial instruments
Maximum credit exposure	$ 85,168	$ 50,250
Bank deposits
Financial instruments
Maximum credit exposure		7,000
Financial investment
Financial instruments
Maximum credit exposure	70,000
Derivative financial instruments
Financial instruments
Maximum credit exposure	404	2,112
Government grants receivables
Financial instruments
Maximum credit exposure	3,882	8,906
Trade receivables
Financial instruments
Maximum credit exposure	$ 124,352	$ 87,430